Pension and Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2015
Pension and Postretirement Benefit Plans
Pension and Postretirement Benefit Plans

NOTE 11.  Pension and Postretirement Benefit Plans

3M has company-sponsored retirement plans covering substantially all U.S. employees and many employees outside the United States. In total, 3M has over 80 defined benefit plans in 28 countries. Pension benefits associated with these plans generally are based on each participant’s years of service, compensation, and age at retirement or termination. The primary U.S. defined-benefit pension plan was closed to new participants effective January 1, 2009. The Company also provides certain postretirement health care and life insurance benefits for substantially all of its U.S. employees who reach retirement age while employed by the Company. Most international employees and retirees are covered by government health care programs. The cost of company-provided postretirement health care plans for international employees is not material and is combined with U.S. amounts in the tables that follow.

The Company also sponsors employee savings plans under Section 401(k) of the Internal Revenue Code. These plans are offered to substantially all regular U.S. employees. For eligible employees hired prior to January 1, 2009, employee 401(k) contributions of up to 6% of eligible compensation were matched in cash at rates of 60% or 75%, depending on the plan in which the employee participates. Employees hired on or after January 1, 2009, received a cash match of 100% for employee 401(k) contributions of up to 6% of eligible compensation and also received an employer retirement income account cash contribution of 3% of the participant’s total eligible compensation. Beginning on January 1, 2016, for U.S. employees, the Company reduced its match on employee 401(k) contributions. For eligible employees hired prior to January 1, 2009, employee 401(k) contributions of up to 5% of eligible compensation will be matched in cash at rates of 45% or 60%, depending on the plan in which the employee participates. Employees hired on or after January 1, 2009, will receive a cash match of 100% for employee 401(k) contributions of up to 5% of eligible compensation and will also continue to receive an employer retirement income account cash contribution of 3% of the participant’s total eligible compensation. All contributions are invested in a number of investment funds pursuant to the employees’ elections. Employer contributions to the U.S. defined contribution plans were $165 million, $153 million and $136 million for 2015,  2014 and 2013, respectively. 3M subsidiaries in various international countries also participate in defined contribution plans. Employer contributions to the international defined contribution plans were $77 million, $75 million and $71 million for 2015,  2014 and 2013, respectively.

The Company has made deposits for its defined benefit plans with independent trustees. Trust funds and deposits with insurance companies are maintained to provide pension benefits to plan participants and their beneficiaries. There are no plan assets in the non-qualified plan due to its nature. For its U.S. postretirement health care and life insurance benefit plans, the Company has set aside amounts at least equal to annual benefit payments with an independent trustee.

3M’s primary U.S. qualified defined benefit plan does not have a mandatory cash contribution because the Company has a significant credit balance from previous discretionary contributions that can be applied to any Pension Protection Act funding requirements.

As a result of changes made to its U.S. postretirement health care benefit plans in 2010, the Company has transitioned all current and future retirees to a savings account benefits-based plan. These changes became effective beginning January 1, 2013, for all Medicare eligible retirees and their Medicare eligible dependents and became effective beginning January 1, 2016, for all non-Medicare eligible retirees and their eligible dependents. In August 2015, 3M modified the 3M Retiree Welfare Benefit Plan postretirement medical benefit reducing the future benefit for participants not retired as of January 1, 2016. For participants retiring after January 1, 2016, the Retiree Medical Savings Account (RMSA) is no longer credited with interest and the indexation on both the RMSA and the Medicare Health Reimbursement Arrangement is reduced from 3 percent to 1.5 percent per year (for those employees who are eligible for these accounts). Also effective January 1, 2016, 3M no longer offers 3M Retiree Health Care Accounts to new hires. Due to these changes the plan was re-measured in the third quarter of 2015, resulting in a decrease to the projected benefit obligation liability of approximately $233 million, and a related increase to shareholders’ equity, specifically accumulated other comprehensive income.

In the third quarter of 2014, former U.S. employees who have a pension benefit for which they have not begun receiving payment (term vested) were offered a lump sum payout of their pension benefit. As a result of this action, the projected benefit obligation (PBO) liability was reduced in the fourth quarter of 2014 by approximately $270 million, with the actual cash payout of approximately the same amount paid from the plan’s assets in the fourth quarter of 2014. The PBO liability reduction was 34% of the term vested eligible PBO and a 2% reduction in the overall U.S. pension PBO liability based on the December 31, 2013, valuation. There was no pension expense impact as a result of this action on 3M’s consolidated statement of income in 2014.

In the fourth quarter of 2014, 3M’s Board of Directors approved an amendment of the U.S. defined benefit pension plan to include a lump sum payment option for employees that have vested retirement benefits who commence their pension January 1, 2015, or later. This option is also available to vested employees who leave 3M before becoming eligible to retire at the time of termination. This change reduced 3M’s year-end 2014 U.S. pension PBO liability by approximately $266 million.

As of December 31, 2014, the Company converted to the “RP 2014 Mortality Tables” and updated the mortality improvement scale it used for calculating the year-end 2014 U.S. defined benefit pension annuitant and postretirement obligations and 2015 expense. The impact of this change increased the year-end 2014 U.S. pension PBO by approximately $820 million and the U.S. accumulated postretirement benefit obligation by approximately $100 million.

In March 2015, 3M Japan modified the Japan Limited Defined Benefit Corporate Pension Plan (DBCPP). Beginning July 1, 2015, eligible employees receive a company provided contribution match of 6.12% of their eligible salary to their defined contribution plan. Employees no longer earn additional service towards their defined benefit pension plans after July 1, 2015, except for eligible salaries above the statutory defined contribution limits. As a result of this plan modification, the Company re-measured the DBCPP, which resulted in a $17 million pre-tax curtailment gain for the year ending December 31, 2015. In March 2015, 3M also received a favorable Internal Revenue Service tax determination letter to terminate a frozen defined benefit pension plan of one of 3M’s acquired subsidiaries. By the end of 2015, this plan made final distributions of $16 million to participants. The Company also had other settlements, curtailments, special termination benefits and other items in 2015 aggregating to the amounts indicated in these components in the applicable tables that follow.

3M was informed during the first quarter of 2009, that the general partners of WG Trading Company, in which 3M’s benefit plans hold limited partnership interests, are the subject of a criminal investigation as well as civil proceedings by the SEC and CFTC (Commodity Futures Trading Commission). In March 2011, over the objections of 3M and six other limited partners of WG Trading Company, the district court judge ruled in favor of the court appointed receiver’s proposed distribution plan (and in April 2013, the United States Court of Appeals for the Second Circuit affirmed the district court’s ruling). The benefit plan trustee holdings of WG Trading Company interests were adjusted to reflect the decreased estimated fair market value, inclusive of estimated insurance proceeds, as of the annual measurement dates. The Company has insurance that it believes, based on what is currently known, will result in the probable recovery of a portion of the decrease in original asset value. In the first quarter of 2014, 3M and certain 3M benefit plans filed a lawsuit in the U.S. District Court for the District of Minnesota against five insurers seeking insurance coverage for the WG Trading Company claim. In September 2015, the court ruled in favor of the defendant insurance companies on a motion for summary judgment and dismissed the lawsuit. In October 2015, 3M and the 3M benefit plans filed a notice of appeal to the United States Court of Appeals for the Eighth Circuit. As of the 2015 measurement date, these holdings represented less than one half of one percent of 3M’s fair value of total plan assets. 3M currently believes that the resolution of these events will not have a material adverse effect on the consolidated financial position of the Company.

The following tables include a reconciliation of the beginning and ending balances of the benefit obligation and the fair value of plan assets as well as a summary of the related amounts recognized in the Company’s consolidated balance sheet as of December 31 of the respective years. 3M also has certain non-qualified unfunded pension and postretirement benefit plans, inclusive of plans related to supplement/excess benefits for employees impacted by particular relocations and other matters, that individually and in the aggregate are not significant and which are not included in the tables that follow. The obligations for these plans are included within other liabilities in the Company’s consolidated balance sheet and aggregated less than $35 million as of December 31, 2015 and 2014.

	Qualified and Non-qualified
	Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2015	2014	2015	2014	2015	2014
Change in benefit obligation
Benefit obligation at beginning of year	$16,452	$13,967	$6,979	$6,346	$2,462	$2,017
Acquisitions/Transfers in	—	—	94	—	—	—
Service cost	293	241	154	141	75	65
Interest cost	655	676	206	252	98	97
Participant contributions	—	—	9	10	14	18
Foreign exchange rate changes	—	—	(589)	(663)	(22)	(11)
Plan amendments	—	(266)	(6)	3	(211)	—
Actuarial (gain) loss	(657)	2,874	(274)	1,128	(80)	415
Medicare Part D Reimbursement	—	—	—	—	1	1
Benefit payments	(874)	(1,039)	(232)	(235)	(122)	(140)
Settlements, curtailments, special termination benefits and other	(13)	(1)	(19)	(3)	1	—
Benefit obligation at end of year	$15,856	$16,452	$6,322	$6,979	$2,216	$2,462
Change in plan assets
Fair value of plan assets at beginning of year	$14,643	$13,889	$5,957	$5,758	$1,436	$1,405
Acquisitions/Transfers in	—	—	8	—	—	—
Actual return on plan assets	100	1,749	287	813	36	148
Company contributions	113	45	151	165	3	5
Participant contributions	—	—	9	10	14	18
Foreign exchange rate changes	—	—	(498)	(554)	—	—
Benefit payments	(874)	(1,039)	(232)	(235)	(122)	(140)
Settlements, curtailments, special termination benefits and other	(16)	(1)	(13)	—	—	—
Fair value of plan assets at end of year	$13,966	$14,643	$5,669	$5,957	$1,367	$1,436
Funded status at end of year	$(1,890)	$(1,809)	$(653)	$(1,022)	$(849)	$(1,026)

	Qualified and Non-qualified
	Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2015	2014	2015	2014	2015	2014
Amounts recognized in the Consolidated Balance Sheet as of Dec. 31,
Non-current assets	$3	$3	$185	$43	$—	$—
Accrued benefit cost
Current liabilities	(47)	(46)	(10)	(10)	(3)	(4)
Non-current liabilities	(1,846)	(1,766)	(828)	(1,055)	(846)	(1,022)
Ending balance	$(1,890)	$(1,809)	$(653)	$(1,022)	$(849)	$(1,026)

	Qualified and Non-qualified
	Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2015	2014	2015	2014	2015	2014
Amounts recognized in accumulated other comprehensive income as of Dec. 31,
Net transition obligation (asset)	$—	$—	$(2)	$(3)	$—	$—
Net actuarial loss (gain)	5,366	5,462	1,610	2,200	815	914
Prior service cost (credit)	(227)	(251)	(68)	(93)	(270)	(102)
Ending balance	$5,139	$5,211	$1,540	$2,104	$545	$812

The balance of amounts recognized for international plans in accumulated other comprehensive income as of December 31 in the preceding table are presented based on the foreign currency exchange rate on that date.

The pension accumulated benefit obligation represents the actuarial present value of benefits based on employee service and compensation as of the measurement date and does not include an assumption about future compensation levels. The accumulated benefit obligation of the U.S. pension plans was $14.834 billion and $15.335 billion at December 31, 2015 and 2014, respectively. The accumulated benefit obligation of the international pension plans was $5.773 billion and $6.401 billion at December 31, 2015 and 2014, respectively.

The following amounts relate to pension plans with accumulated benefit obligations in excess of plan assets as of December 31:

	Qualified and Non-qualified Pension Plans
	United States		International
(Millions)	2015	2014	2015	2014
Projected benefit obligation	$15,856	$16,435	$2,382	$2,588
Accumulated benefit obligation	14,834	15,319	2,149	2,335
Fair value of plan assets	13,966	14,623	1,566	1,636

Components of net periodic cost and other amounts recognized in other comprehensive income

Net periodic benefit cost is recorded in cost of sales, selling, general and administrative expenses, and research, development and related expenses. Components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income for the years ended December 31 follow:

	Qualified and Non-qualified
	Pension Benefits						Postretirement
	United States			International			Benefits
(Millions)	2015	2014	2013	2015	2014	2013	2015	2014	2013
Net periodic benefit cost (benefit)
Service cost	$293	$241	$258	$154	$141	$147	$75	$65	$80
Interest cost	655	676	598	206	252	238	98	97	88
Expected return on plan assets	(1,069)	(1,043)	(1,046)	(308)	(312)	(291)	(91)	(90)	(90)
Amortization of transition (asset) obligation	—	—	—	(1)	(1)	(1)	—	—	—
Amortization of prior service cost (benefit)	(24)	4	5	(13)	(16)	(16)	(42)	(47)	(66)
Amortization of net actuarial (gain) loss	409	243	399	144	121	153	73	56	95
Net periodic benefit cost (benefit)	$264	$121	$214	$182	$185	$230	$113	$81	$107
Settlements, curtailments, special termination benefits and other	2	—	—	(6)	4	2	1	—	—
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	$266	$121	$214	$176	$189	$232	$114	$81	$107
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Amortization of transition (asset) obligation	—	—	—	1	1	1	—	—	—
Prior service cost (benefit)	—	(266)	—	10	3	3	(212)	—	(20)
Amortization of prior service cost (benefit)	24	(4)	(5)	13	16	16	42	47	66
Net actuarial (gain) loss	312	2,167	(743)	(270)	592	(294)	(23)	358	(313)
Amortization of net actuarial (gain) loss	(409)	(243)	(399)	(144)	(121)	(153)	(73)	(56)	(95)
Foreign currency	—	—	—	(174)	(215)	(47)	(1)	(1)	(2)
Total recognized in other comprehensive (income) loss	$(73)	$1,654	$(1,147)	$(564)	$276	$(474)	$(267)	$348	$(364)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$193	$1,775	$(933)	$(388)	$465	$(242)	$(153)	$429	$(257)

Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over the next fiscal year

	Qualified and Non-qualified
	Pension Benefits		Postretirement
(Millions)	United States	International	Benefits
Amortization of transition (asset) obligation	$—	$(1)	$—
Amortization of prior service cost (benefit)	(24)	(13)	(55)
Amortization of net actuarial (gain) loss	354	90	62
Total amortization expected over the next fiscal year	$330	$76	$7

The Company primarily amortizes amounts recognized as prior service cost (benefit) over the average future service period of active employees at the date of the amendment.

Weighted-average assumptions used to determine benefit obligations as of December 31

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2015	2014	2013	2015	2014	2013	2015	2014	2013

Discount rate	4.47%	4.10%	4.98%	3.12%	3.11%	4.02%	4.48%	4.07%	4.83%
Compensation rate increase	4.10%	4.10%	4.00%	2.90%	3.33%	3.35%	N/A	N/A	N/A

Weighted-average assumptions used to determine net cost for years ended December 31

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2015	2014	2013	2015	2014	2013	2015	2014	2013

Discount rate	4.10%	4.98%	4.14%	3.11%	4.02%	3.78%	4.07%	4.83%	4.00%
Expected return on assets	7.75%	7.75%	8.00%	5.90%	5.83%	5.87%	6.91%	7.11%	7.19%
Compensation rate increase	4.10%	4.00%	4.00%	3.33%	3.35%	3.31%	N/A	N/A	N/A

The Company is in the process of transitioning all current and future retirees in the U.S. postretirement health care benefit plans to a savings account benefits-based plan. The contributions provided by the Company to the health savings accounts increase 3 percent per year for employees who retired prior to January 1, 2016 and increase 1.5 percent for employees who retire on or after January 1, 2016. Therefore, the Company no longer has material exposure to health care cost inflation.

The Company determines the discount rate used to measure plan liabilities as of the December 31 measurement date for the pension and postretirement benefit plans, which is also the date used for the related annual measurement assumptions. The discount rate reflects the current rate at which the associated liabilities could be effectively settled at the end of the year. The Company sets its rate to reflect the yield of a portfolio of high quality, fixed-income debt instruments that would produce cash flows sufficient in timing and amount to settle projected future benefits. Using this methodology, the Company determined a discount rate of 4.47% for pension and 4.48% for postretirement benefits to be appropriate for its U.S. plans as of December 31, 2015, which is an increase of 0.37 percentage points and 0.41 percentage points, respectively, from the rates used as of December 31, 2014. For the international pension and postretirement plans the discount rates also reflect the current rate at which the associated liabilities could be effectively settled at the end of the year. If the country has a deep market in corporate bonds the Company matches the expected cash flows from the plan either to a portfolio of bonds that generate sufficient cash flow or a notional yield curve generated from available bond information. In countries that do not have a deep market in corporate bonds, government bonds are considered with a risk premium to approximate corporate bond yields. Beginning in 2016, 3M changed the method used to estimate the service and interest cost components of the net periodic pension and other postretirement benefit costs. The new method measures service and interest costs separately using the spot yield curve approach applied to each corresponding obligation. Service costs are determined based on duration-specific spot rates applied to the service cost cash flows. The interest cost calculation is determined by applying duration-specific spot rates to the year-by-year projected benefit payments. The spot yield curve approach does not affect the measurement of the total benefit obligations as the change in service and interest costs offset in the actuarial gains and losses recorded in other comprehensive income. The Company changed to the new method to provide a more precise measure of service and interest costs by improving the correlation between the projected benefit cash flows and the discrete spot yield curve rates. The Company accounted for this change as a change in estimate prospectively beginning in the first quarter of 2016.

For the primary U.S. qualified pension plan, the Company’s assumption for the expected return on plan assets was 7.75% in 2015. Projected returns are based primarily on broad, publicly traded equity and fixed-income indices and forward-looking estimates of active portfolio and investment management. As of December 31, 2015, the Company’s 2016 expected long-term rate of return on U.S. plan assets is 7.50%, a decrease of 0.25 percentage points from 2015. The expected return assumption is based on the strategic asset allocation of the plan, long term capital market return expectations and expected performance from active investment management. The 2015 expected long-term rate of return is based on an asset allocation assumption of 25% global equities, 18% private equities, 41% fixed-income securities, and 16% absolute return investments independent of traditional performance benchmarks, along with positive returns from active investment management. The actual net rate of return on plan assets in 2015 was 0.7%. In 2014 the plan earned a rate of return of 13.0% and in 2013 earned a return of 6.0%. The average annual actual return on the plan assets over the past 10 and 25 years has been 7.8% and 10.0%, respectively. Return on assets assumptions for international pension and other post-retirement benefit plans are calculated on a plan-by-plan basis using plan asset allocations and expected long-term rate of return assumptions.

During 2015, the Company contributed $264 million to its U.S. and international pension plans and $3 million to its postretirement plans. During 2014, the Company contributed $210 million to its U.S. and international pension plans and $5 million to its postretirement plans. In 2016, the Company expects to contribute an amount in the range of $100 million to $200 million of cash to its U.S. and international retirement plans. The Company does not have a required minimum cash pension contribution obligation for its U.S. plans in 2016. Future contributions will depend on market conditions, interest rates and other factors.

Future Pension and Postretirement Benefit Payments

The following table provides the estimated pension and postretirement benefit payments that are payable from the plans to participants.

	Qualified and Non-qualified
	Pension Benefits		Postretirement
(Millions)	United States	International	Benefits
2016 Benefit Payments	$987	$205	$141
2017 Benefit Payments	997	215	156
2018 Benefit Payments	1,008	228	172
2019 Benefit Payments	1,017	241	153
2020 Benefit Payments	1,029	250	155
Next five years	5,187	1,480	797

Plan Asset Management

3M’s investment strategy for its pension and postretirement plans is to manage the funds on a going-concern basis. The primary goal of the trust funds is to meet the obligations as required. The secondary goal is to earn the highest rate of return possible, without jeopardizing its primary goal, and without subjecting the Company to an undue amount of contribution risk. Fund returns are used to help finance present and future obligations to the extent possible within actuarially determined funding limits and tax-determined asset limits, thus reducing the potential need for additional contributions from 3M. The investment strategy has used long duration cash bonds and derivative instruments to offset a significant portion of the interest rate sensitivity of U.S. pension liabilities.

Normally, 3M does not buy or sell any of its own securities as a direct investment for its pension and other postretirement benefit funds. However, due to external investment management of the funds, the plans may indirectly buy, sell or hold 3M securities. The aggregate amount of 3M securities are not considered to be material relative to the aggregate fund percentages.

The discussion that follows references the fair value measurements of certain assets in terms of levels 1, 2 and 3. See Note 13 for descriptions of these levels. While the company believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

U.S. Pension Plans and Postretirement Benefit Plan Assets

In order to achieve the investment objectives in the U.S. pension plans and U.S. postretirement benefit plans, the investment policies include a target strategic asset allocation. The investment policies allow some tolerance around the target in recognition that market fluctuations and illiquidity of some investments may cause the allocation to a specific asset class to vary from the target allocation, potentially for long periods of time. Acceptable ranges have been designed to allow for deviation from strategic targets and to allow for the opportunity for tactical over- and under-weights. The portfolios will normally be rebalanced when the quarter-end asset allocation deviates from acceptable ranges. The allocation is reviewed regularly by the named fiduciary of the plans.  Approximately 39% of the postretirement benefit plan assets are in a 401(h) account. The 401(h) account assets are in the same trust as the primary U.S. pension plan and invested with the same investment objectives as the primary U.S. pension plan.

The fair values of the assets held by the U.S. pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as						Fair Value at
(Millions)	Level 1		Level 2		Level 3		Dec. 31,
Asset Class	2015	2014	2015	2014	2015	2014	2015	2014
Equities
U.S. equities	$1,897	$1,766	$—	$—	$—	$—	$1,897	$1,766
Non-U.S. equities	1,149	1,214	—	—	—	—	1,149	1,214
Index and long/short equity funds*							578	607
Total Equities	$3,046	$2,980	$—	$—	$—	$—	$3,624	$3,587
Fixed Income
U.S. government securities	$1,095	$1,032	$456	$590	$—	$—	$1,551	$1,622
Non-U.S. government securities	—	7	126	381	—	—	126	388
Preferred and convertible securities	4	6	8	9	—	—	12	15
U.S. corporate bonds	9	8	2,820	2,889	—	—	2,829	2,897
Non-U.S. corporate bonds	—	—	616	566	—	—	616	566
Derivative instruments	(1)	6	40	126	—	—	39	132
Other*							11	32
Total Fixed Income	$1,107	$1,059	$4,066	$4,561	$—	$—	$5,184	$5,652
Private Equity
Derivative instruments	$—	$—	$—	$—	$(106)	$(74)	$(106)	$(74)
Growth equity	24	15	—	—	—	—	24	15
Partnership investments*							2,450	2,561
Total Private Equity	$24	$15	$—	$—	$(106)	$(74)	$2,368	$2,502
Absolute Return
Derivative instruments	$—	$—	$(5)	$—	$—	$—	$(5)	$—
Fixed income and other	253	26	46	52	—	—	299	78
Hedge fund/fund of funds*							1,409	1,807
Partnership investments*							355	288
Total Absolute Return	$253	$26	$41	$52	$—	$—	$2,058	$2,173
Cash and Cash Equivalents
Cash and cash equivalents	$102	$287	$6	$86	$—	$—	$108	$373
Cash and cash equivalents, valued at net asset value*							783	531
Total Cash and Cash Equivalents	$102	$287	$6	$86	$—	$—	$891	$904
Total	$4,532	$4,367	$4,113	$4,699	$(106)	$(74)	$14,125	$14,818
Other items to reconcile to fair value of plan assets							$(159)	$(175)
Fair value of plan assets							$13,966	$14,643

* In accordance with ASC 820-10, certain investments that are measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding and is determined by the investment manager or custodian of the fund. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the fair value of plan assets.

The fair values of the assets held by the postretirement benefit plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as						Fair Value at
(Millions)	Level 1		Level 2		Level 3		Dec. 31,
Asset Class	2015	2014	2015	2014	2015	2014	2015	2014
Equities
U.S. equities	$508	$565	$—	$—	$—	$—	$508	$565
Non-U.S. equities	59	56	—	—	—	—	59	56
Index and long/short equity funds*							49	55
Total Equities	$567	$621	$—	$—	$—	$—	$616	$676
Fixed Income
U.S. government securities	$71	$68	$192	$186	$—	$—	$263	$254
Non-U.S. government securities	—	—	8	17	—	—	8	17
U.S. corporate bonds	—	—	153	146	—	—	153	146
Non-U.S. corporate bonds	—	—	35	34	—	—	35	34
Derivative instruments	—	—	2	5	—	—	2	5
Other*							—	1
Total Fixed Income	$71	$68	$390	$388	$—	$—	$461	$457
Private Equity
Derivative instruments	$—	$—	$—	$—	$(4)	$(3)	$(4)	$(3)
Growth equity	1	1	—	—	—	—	1	1
Partnership investments*							136	162
Total Private Equity	$1	$1	$—	$—	$(4)	$(3)	$133	$160
Absolute Return
Fixed income and other	$10	$1	$2	$2	$—	$—	$12	$3
Hedge fund/fund of funds*							54	66
Partnership investments*							14	10
Total Absolute Return	$10	$1	$2	$2	$—	$—	$80	$79
Cash and Cash Equivalents
Cash and cash equivalents	$38	$33	$—	$3	$—	$—	$38	$36
Cash and cash equivalents, valued at net asset value*							30	20
Total Cash and Cash Equivalents	$38	$33	$—	$3	$—	$—	$68	$56
Total	$687	$724	$392	$393	$(4)	$(3)	$1,358	$1,428
Other items to reconcile to fair value of plan assets							$9	$8
Fair value of plan assets							$1,367	$1,436

*In accordance with ASC 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding and is determined by the investment manager or custodian of the fund. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the fair value of plan assets.

Publicly traded equities are valued at the closing price reported in the active market in which the individual securities are traded.

Fixed income includes derivative instruments such as credit default swaps, interest rate swaps and futures contracts. Corporate debt includes bonds and notes, asset backed securities, collateralized mortgage obligations and private placements. Swaps and derivative instruments are valued by the custodian using closing market swap curves and market derived inputs. U.S. government and government agency bonds and notes are valued at the closing price reported in the active market in which the individual security is traded. Corporate bonds and notes, asset backed securities and collateralized mortgage obligations are valued at either the yields currently available on comparable securities of issuers with similar credit ratings or valued under a discounted cash flow approach that utilizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable such as credit and liquidity risks. Private placements are valued by the custodian using recognized pricing services and sources.

The private equity portfolio is a diversified mix of derivative instruments, growth equity and partnership interests. Derivative investments are written options that are valued by independent parties using market inputs and valuation models. Growth equity investments are valued at the closing price reported in the active market in which the individual securities are traded.

Absolute return consists primarily of partnership interests in hedge funds, hedge fund of funds or other private fund vehicles. Corporate debt instruments are valued at either the yields currently available on comparable securities of issuers with similar credit ratings or valued under a discounted cash flow approach that utilizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable such as credit and liquidity risk ratings.

Other items to reconcile to fair value of plan assets include the net of insurance receivables for WG Trading Company, interest receivables, amounts due for securities sold, amounts payable for securities purchased and interest payable.

The balances of and changes in the fair values of the U.S. pension plans’ and postretirement plans’ level 3 assets for the periods ended December 31, 2015 and 2014 were not material.

International Pension Plans Assets

Outside the U.S., pension plan assets are typically managed by decentralized fiduciary committees. The disclosure below of asset categories is presented in aggregate for over 70 defined benefit plans in 27 countries; however, there is significant variation in asset allocation policy from country to country. Local regulations, local funding rules, and local financial and tax considerations are part of the funding and investment allocation process in each country. The Company provides standard funding and investment guidance to all international plans with more focused guidance to the larger plans.

Each plan has its own strategic asset allocation. The asset allocations are reviewed periodically and rebalanced when necessary.

The fair values of the assets held by the international pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as						Fair Value at
(Millions)	Level 1		Level 2		Level 3		Dec. 31,
Asset Class	2015	2014	2015	2014	2015	2014	2015	2014
Equities
Growth equities	$718	$672	$195	$176	$—	$—	$913	$848
Value equities	494	595	27	23	—	—	521	618
Core equities	31	19	671	624	4	4	706	647
Equities, valued at net asset value*							17	18
Total Equities	$1,243	$1,286	$893	$823	$4	$4	$2,157	$2,131
Fixed Income
Domestic government	$283	$87	$346	$533	$4	$3	$633	$623
Foreign government	—	45	206	670	—	—	206	715
Corporate debt securities	30	1	661	701	10	12	701	714
Fixed income securities, valued at net asset value*							770	863
Total Fixed Income	$313	$133	$1,213	$1,904	$14	$15	$2,310	$2,915
Private Equity
Real estate	$1	$3	$5	$5	$4	$4	$10	$12
Real estate, valued at net asset value*							126	119
Partnership investments*							24	23
Total Private Equity	$1	$3	$5	$5	$4	$4	$160	$154
Absolute Return
Derivatives	$(2)	$—	$15	$(4)	$—	$—	$13	$(4)
Insurance	—	—	—	—	456	476	456	476
Other	—	—	4	10	3	3	7	13
Other, valued at net asset value*							1	3
Hedge funds*							119	117
Total Absolute Return	$(2)	$—	$19	$6	$459	$479	$596	$605
Cash and Cash Equivalents
Cash and cash equivalents	$126	$161	$347	$29	$—	$—	$473	$190
Cash and cash equivalents, valued at net asset value*							1	3
Total Cash and Cash Equivalents	$126	$161	$347	$29	$—	$—	$474	$193
Total	$1,681	$1,583	$2,477	$2,767	$481	$502	$5,697	$5,998
Other items to reconcile to fair value of plan assets							$(28)	$(41)
Fair value of plan assets							$5,669	$5,957

*In accordance with ASC 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding and is determined by the investment manager or custodian of the fund. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the fair value of plan assets.

Equities consist primarily of mandates in public equity securities managed to various public equity indices. Publicly traded equities are valued at the closing price reported in the active market in which the individual securities are traded.

Fixed Income investments include domestic and foreign government, and corporate, (including mortgage backed and other debt) securities. Governments, corporate bonds and notes and mortgage backed securities are valued at the closing price reported if traded on an active market or at yields currently available on comparable securities of issuers with similar credit ratings or valued under a discounted cash flow approach that utilizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable such as credit and liquidity risks.

Private equity funds consist of partnership interests in a variety of funds. Real estate consists of property funds and REITS (Real Estate Investment Trusts). REITS are valued at the closing price reported in the active market in which it is traded.

Absolute return consists of private partnership interests in hedge funds, insurance contracts, derivative instruments, hedge fund of funds, and other alternative investments. Insurance consists of insurance contracts, which are valued using cash surrender values which is the amount the plan would receive if the contract was cashed out at year end. Derivative instruments consist of interest rate swaps that are used to help manage risks.

Other items to reconcile to fair value of plan assets include the net of interest receivables, amounts due for securities sold, amounts payable for securities purchased and interest payable.

The balances of and changes in the fair values of the international pension plans’ level 3 assets consist primarily of insurance contracts under the absolute return asset class.  The aggregate of net purchases and net unrealized gains increased this balance by $16 million and $46 million in 2015 and 2014, respectively.  Foreign currency exchange impacts decreased this balance by $36 million and $62 million in 2015 and 2014, respectively.